Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Changes in the Composition of the Share of CHN Industrial

Changes in the composition of the share capital of CNH Industrial during 2016, 2015, and 2014 are as follows:

(number of shares)	CNH Industrial N.V. Common Shares	CNH Industrial N.V. Special Voting Shares	Total CNH Industrial N.V. Shares
Total CNH Industrial N.V. shares at December 31, 2013	1,350,073,530	468,994,386	1,819,067,916
Capital increase	5,246,110	—	5,246,110
Retirement of special voting shares	—	(53,594,883)	(53,594,883)
Total CNH Industrial N.V. shares at December 31, 2014	1,355,319,640	415,399,503	1,770,719,143
Capital increase	6,729,349	—	6,729,349
Retirement of special voting shares	—	(2,150,297)	(2,150,297)
Total CNH Industrial N.V. shares at December 31, 2015	1,362,048,989	413,249,206	1,775,298,195
Capital increase	1,693,695	—	1,693,695
Common stock repurchases	(2,111,781)	—	(2,111,781)
Retirement of special voting shares	—	(981,003)	(981,003)
Total CNH Industrial N.V. shares at December 31, 2016	1,361,630,903	412,268,203	1,773,899,106